Supplement dated September 25, 2026
to the following statutory prospectus(es):
JPMorgan Multi-Asset Choice and JPMorgan Multi-Asset Choice New York prospectus dated May 1, 2026
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective October 9, 2026, the following Investment Portfolios are no longer available to receive transfers or purchase payments.
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Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
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Invesco - Invesco V.I. Government Money Market Fund - Series I Shares
•
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class
PROS-1216